Operating loss	12 Months Ended
Dec. 31, 2023
Expenses by nature [abstract]
Operating loss
5.
Operating loss

This is stated after charging/(crediting):

	Year ended December 31,
	2023	2022	2021
	£000s	£000s	£000s
Depreciation of property, plant and equipment	462	478	411
Amortization of intangibles	36	4	16
Share-based payments charge	13,050	10,252	8,632
Short lease payments on premises	481	410	332
Fees payable to the Company's auditors for the audit of the Company and the consolidation:
- audit fees	576	463	403
- other assurance services	222	150	180